PORTFOLIO OF INVESTMENTS – as of December 31, 2022 (Unaudited)

Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 91.9% of Net Assets
Non-Convertible Bonds – 86.9%
	ABS Car Loan – 0.5%
$297,000	Hertz Vehicle Financing III LLC, Series 2022-1A, 4.850%, 6/25/2026, 144A	$261,257
325,000	Hertz Vehicle Financing III LLC, Series 2022-3A, 6.310%, 3/25/2025, 144A	309,871
290,000	Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.560%, 9/25/2026, 144A	267,310
150,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	147,246

		985,684

	ABS Home Equity – 0.3%
90,153	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.660%, 4.999%, 9/19/2045(a)	56,360
489,391	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027, 144A(b)	485,685

		542,045

	ABS Other – 0.1%
156,484	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	121,277

	Aerospace & Defense – 1.8%
310,000	Bombardier, Inc., 6.000%, 2/15/2028, 144A	286,663
1,335,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	1,295,236
70,000	Moog, Inc., 4.250%, 12/15/2027, 144A	64,750
925,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	746,848
10,000	TransDigm, Inc., 5.500%, 11/15/2027	9,390
445,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	438,855
600,000	TransDigm, Inc., 8.000%, 12/15/2025, 144A	608,874

		3,450,616

	Airlines – 1.2%
295,000	Allegiant Travel Co., 7.250%, 8/15/2027, 144A	280,593
2,235,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	2,042,691

		2,323,284

	Automotive – 2.7%
45,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	41,730

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Automotive – continued
$1,170,000	Ford Motor Co., 3.250%, 2/12/2032	$877,432
1,645,000	Ford Motor Credit Co. LLC, 2.300%, 2/10/2025	1,501,688
200,000	Ford Motor Credit Co. LLC, 4.542%, 8/01/2026	184,281
400,000	Ford Motor Credit Co. LLC, GMTN, 4.389%, 1/08/2026	372,584
90,000	General Motors Co., 6.125%, 10/01/2025	91,594
180,000	General Motors Co., 6.250%, 10/02/2043	166,415
810,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	681,936
485,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(c)	422,207
320,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	318,499
200,000	Jaguar Land Rover Automotive PLC, 5.500%, 7/15/2029, 144A	141,641
220,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028, 144A	167,299
140,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	95,970
190,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	71,256

		5,134,532

	Banking – 2.8%
200,000	Banco Santander S.A, 5.147%, 8/18/2025	197,786
595,000	Bank of America Corp., (fixed rate to 3/05/2023, variable rate thereafter), 3.550%, 3/05/2024	592,760
255,000	Credit Suisse Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033, 144A	261,086
250,000	Credit Suisse Group AG, (fixed rate to 6/05/2025, variable rate thereafter), 2.193%, 6/05/2026, 144A	213,523
785,000	Credit Suisse Group AG, (fixed rate to 7/15/2025, variable rate thereafter), 6.373%, 7/15/2026, 144A	736,997
500,000	Credit Suisse Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033, 144A	439,240
410,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	291,172
200,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	146,643
1,235,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,032,236
650,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026, 144A	624,650

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$960,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	$779,950

		5,316,043

	Brokerage – 0.2%
180,000	Coinbase Global, Inc., 3.375%, 10/01/2028, 144A	95,148
140,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	67,425
290,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	236,562

		399,135

	Building Materials – 2.6%
300,000	Advanced Drainage Systems, Inc., 6.375%, 6/15/2030, 144A	291,498
265,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	214,843
315,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	279,115
1,950,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	1,645,868
320,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%, 144A(c)	295,683
265,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	186,624
150,000	CP Atlas Buyer, Inc., 7.000%, 12/01/2028, 144A	111,400
485,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	363,121
195,000	JELD-WEN, Inc., 4.625%, 12/15/2025, 144A	163,273
395,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	251,359
255,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.500%, 2/01/2030, 144A	203,018
410,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	273,021
275,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	228,250
225,000	Standard Industries, Inc., 4.375%, 7/15/2030, 144A	183,358
100,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	93,103
355,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	195,250

		4,978,784

	Cable Satellite – 8.1%
665,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	535,325

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$95,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	$82,888
435,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	349,253
2,370,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	2,043,924
1,190,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028, 144A	1,080,508
1,050,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027, 144A	978,673
95,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.500%, 5/01/2026, 144A	91,970
55,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.908%, 7/23/2025	53,906
200,000	CSC Holdings LLC, 3.375%, 2/15/2031, 144A	130,427
5,490,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	3,033,961
585,000	CSC Holdings LLC, 5.000%, 11/15/2031, 144A	326,839
400,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	225,596
280,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	228,900
1,250,000	DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., 5.875%, 8/15/2027, 144A	1,118,325
2,040,000	DISH DBS Corp., 5.125%, 6/01/2029	1,316,024
185,000	DISH DBS Corp., 5.250%, 12/01/2026, 144A	155,832
150,000	DISH DBS Corp., 5.750%, 12/01/2028, 144A	119,719
175,000	DISH DBS Corp., 7.375%, 7/01/2028	123,812
1,355,000	DISH DBS Corp., 7.750%, 7/01/2026	1,092,658
529,903	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(d)	170,152
209,057	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(d)	19,917
480,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	201,127
600,000	Telenet Finance Luxembourg Notes S.a.r.l., 5.500%, 3/01/2028, 144A	540,084
275,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	126,506
690,000	UPC Broadband Finco B.V., 4.875%, 7/15/2031, 144A	573,939
260,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	195,058
235,000	Virgin Media Secured Finance PLC, 5.500%, 5/15/2029, 144A	210,508

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$305,000	Ziggo Bond Co. BV, 6.000%, 1/15/2027, 144A	$283,778

		15,409,609

	Chemicals – 0.8%
330,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028, 144A	265,540
175,000	Chemours Co. (The), 5.375%, 5/15/2027	161,602
150,000	Consolidated Energy Finance S.A., 5.625%, 10/15/2028, 144A	127,451
805,000	Hercules LLC, 6.500%, 6/30/2029	765,040
200,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	183,750

		1,503,383

	Consumer Cyclical Services – 3.0%
1,120,000	ADT Security Corp. (The), 4.125%, 8/01/2029, 144A	952,511
260,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	192,942
110,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	88,275
70,000	Match Group Holdings II LLC, 3.625%, 10/01/2031, 144A	53,680
210,000	Match Group Holdings II LLC, 5.000%, 12/15/2027, 144A	193,200
90,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.250%, 4/15/2030, 144A	65,656
545,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	412,233
420,000	Uber Technologies, Inc., 4.500%, 8/15/2029, 144A	365,927
355,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	340,800
1,080,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	1,080,756
1,845,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	1,851,350

		5,597,330

	Consumer Products – 0.7%
240,000	Coty, Inc., 5.000%, 4/15/2026, 144A	227,585
50,000	Coty, Inc., 6.500%, 4/15/2026, 144A	48,000
540,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029, 144A	488,700
435,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	368,903

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Consumer Products – continued
$140,000	Prestige Brands, Inc., 3.750%, 4/01/2031, 144A	$115,454

		1,248,642

	Diversified Manufacturing – 0.3%
215,000	Chart Industries, Inc., 7.500%, 1/01/2030, 144A	216,137
285,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	195,339
265,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	214,266

		625,742

	Electric – 1.4%
1,365,000	Calpine Corp., 5.125%, 3/15/2028, 144A	1,217,980
190,000	NRG Energy, Inc., 3.875%, 2/15/2032, 144A	142,699
105,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	92,688
135,000	NRG Energy, Inc., 5.750%, 1/15/2028	126,720
320,000	PG&E Corp., 5.000%, 7/01/2028	292,110
70,000	PG&E Corp., 5.250%, 7/01/2030	63,700
750,000	Vistra Operations Co. LLC, 3.550%, 7/15/2024, 144A	719,295

		2,655,192

	Environmental – 0.2%
530,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	453,150

	Finance Companies – 3.9%
155,000	Aircastle Ltd., Series A (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(c)	119,350
800,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	472,000
490,000	Freedom Mortgage Corp., 7.625%, 5/01/2026, 144A	408,721
331,600	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(e)	281,860
255,000	LFS Topco LLC, 5.875%, 10/15/2026, 144A	205,467
1,015,000	Navient Corp., 4.875%, 3/15/2028	834,753
620,000	Navient Corp., 5.000%, 3/15/2027	542,756
300,000	OneMain Finance Corp., 3.500%, 1/15/2027	248,391

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Finance Companies – continued
$990,000	OneMain Finance Corp., 7.125%, 3/15/2026	$941,371
410,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	356,700
910,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	780,018
360,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	285,278
925,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	706,030
1,645,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	1,228,585

		7,411,280

	Financial Other – 1.8%
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	185,072
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024	55,962
205,000	Central China Real Estate Ltd., 7.650%, 8/27/2023	73,312
400,000	CFLD Cayman Investment Ltd., 6.900%, 1/13/2023(f)(g)	45,456
200,000	CFLD Cayman Investment Ltd., 8.600%, 4/08/2024(f)(g)	22,928
205,000	CFLD Cayman Investment Ltd., 8.750%, 9/28/2022(f)(g)	24,374
405,000	China Aoyuan Group Ltd., 6.200%, 3/24/2026(f)	33,117
200,000	China Evergrande Group, 8.750%, 6/28/2025(f)	14,442
200,000	China Evergrande Group, 9.500%, 4/11/2022(f)	14,294
416,428	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(e)	86,392
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(f)	14,500
1,435,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,313,886
400,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(f)	54,444
400,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(f)	54,152
400,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(f)	54,084
610,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(f)	82,734
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026	81,955
685,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	613,075

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$205,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(f)	$36,695
200,000	Shimao Group Holdings Ltd., 4.750%, 7/03/2022(f)	37,058
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(f)	37,336
605,000	Sunac China Holdings Ltd., 6.500%, 1/26/2026(f)	128,871
200,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024(f)	42,866
205,000	Times China Holdings Ltd., 5.750%, 1/14/2027	33,315
630,000	Times China Holdings Ltd., 6.200%, 3/22/2026	102,129
800,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(f)	73,888
200,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(f)	18,528
820,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(f)	41,057
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(f)	10,349

		3,386,271

	Food & Beverage – 1.5%
80,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	74,635
335,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.250%, 4/27/2029, 144A	312,294
65,000	Darling Ingredients, Inc., 6.000%, 6/15/2030, 144A	63,537
275,000	HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.875%, 6/01/2029, 144A	189,412
310,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	237,951
325,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	281,651
340,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	320,676
555,000	Post Holdings, Inc., 4.625%, 4/15/2030, 144A	478,821
15,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	14,506
260,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	211,654
325,000	TreeHouse Foods, Inc., 4.000%, 9/01/2028	276,250
425,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	377,366

		2,838,753

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Gaming – 3.7%
$370,000	Boyd Gaming Corp., 4.750%, 12/01/2027	$344,611
350,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	304,500
610,000	Melco Resorts Finance Ltd., 5.375%, 12/04/2029, 144A	487,750
200,000	Melco Resorts Finance Ltd., 5.750%, 7/21/2028, 144A	166,544
205,000	Sands China Ltd., 3.350%, 3/08/2029	167,475
1,070,000	Sands China Ltd., 4.875%, 6/18/2030	940,294
525,000	Sands China Ltd., 5.900%, 8/08/2028	491,559
865,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	825,132
775,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	744,000
540,000	Studio City Finance Ltd., 6.500%, 1/15/2028, 144A	419,320
560,000	VICI Properties LP, 4.375%, 5/15/2025	543,104
170,000	VICI Properties LP/VICI Note Co., Inc., 4.250%, 12/01/2026, 144A	158,597
195,000	VICI Properties LP/VICI Note Co., Inc., 4.500%, 9/01/2026, 144A	183,510
165,000	VICI Properties LP/VICI Note Co., Inc., 4.625%, 6/15/2025, 144A	158,194
145,000	VICI Properties LP/VICI Note Co., Inc., 5.625%, 5/01/2024, 144A	143,588
290,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	234,636
415,000	Wynn Macau Ltd., 5.625%, 8/26/2028, 144A	354,447
420,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	359,995

		7,027,256

	Government Owned - No Guarantee – 0.5%
205,000	EcoPetrol S.A., 4.625%, 11/02/2031	156,587
365,000	Petroleos Mexicanos, 5.950%, 1/28/2031	276,250
285,000	Petroleos Mexicanos, 6.625%, 6/15/2035	206,741
465,000	YPF S.A., 6.950%, 7/21/2027, 144A	329,415

		968,993

	Health Insurance – 0.4%
675,000	Centene Corp., 2.450%, 7/15/2028	569,734

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Health Insurance – continued
$115,000	Molina Healthcare, Inc., 3.875%, 5/15/2032, 144A	$95,500

		665,234

	Healthcare – 2.1%
220,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	187,284
255,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	199,219
1,360,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030, 144A	1,025,491
610,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	455,273
340,000	Garden Spinco Corp., 8.625%, 7/20/2030, 144A	360,400
675,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	381,443
460,000	Medline Borrower LP, 5.250%, 10/01/2029, 144A	365,364
130,000	ModivCare Escrow Issuer, Inc., 5.000%, 10/01/2029, 144A	109,629
185,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	141,275
225,000	Tenet Healthcare Corp., 5.125%, 11/01/2027, 144A	209,304
215,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	192,494
215,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	206,510
190,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	168,610

		4,002,296

	Home Construction – 0.1%
255,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030, 144A	198,817
200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(f)(h)	—

		198,817

	Independent Energy – 6.9%
645,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	625,663
625,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	635,919
210,000	California Resources Corp., 7.125%, 2/01/2026, 144A	201,818
315,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	300,284
840,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	810,579

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$275,000	Chesapeake Energy Corp., 6.750%, 4/15/2029, 144A	$267,740
135,000	Chord Energy Corp., 6.375%, 6/01/2026, 144A	131,481
415,000	CNX Resources Corp., 7.250%, 3/14/2027, 144A	411,887
220,000	Colgate Energy Partners III LLC, 5.875%, 7/01/2029, 144A	188,949
255,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	230,137
770,000	Continental Resources, Inc., 2.875%, 4/01/2032, 144A	570,330
255,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	237,369
320,000	Crescent Energy Finance LLC, 7.250%, 5/01/2026, 144A	301,549
100,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	92,290
200,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	179,000
510,000	EQT Corp., 3.900%, 10/01/2027	470,814
60,000	EQT Corp., 5.678%, 10/01/2025	59,708
40,000	EQT Corp., 5.700%, 4/01/2028	39,785
300,000	EQT Corp., 6.125%, 2/01/2025	300,705
200,000	Gulfport Energy Corp., 8.000%, 5/17/2026, 144A	195,000
505,000	Matador Resources Co., 5.875%, 9/15/2026	485,537
115,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	108,448
300,000	Murphy Oil Corp., 6.125%, 12/01/2042	234,000
690,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	662,534
95,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	94,644
395,000	Occidental Petroleum Corp., 6.125%, 1/01/2031	398,630
905,000	Occidental Petroleum Corp., 6.600%, 3/15/2046	931,236
330,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	341,015
110,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	117,532
50,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	55,200
110,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	118,449

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$655,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	$739,498
830,000	PDC Energy, Inc., 5.750%, 5/15/2026	792,293
260,000	Permian Resources Operating LLC, 6.875%, 4/01/2027, 144A	244,982
180,000	Range Resources Corp., 8.250%, 1/15/2029	185,480
240,000	SM Energy Co., 5.625%, 6/01/2025	230,398
230,000	SM Energy Co., 6.750%, 9/15/2026	223,296
195,000	Southwestern Energy Co., 5.375%, 2/01/2029	180,777
490,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	357,634
265,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	246,476

		12,999,066

	Industrial Other – 0.2%
315,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	287,168
150,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	134,872

		422,040

	Leisure – 3.3%
1,015,000	Carnival Corp., 5.750%, 3/01/2027, 144A	724,751
265,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	196,786
265,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	225,801
535,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	476,324
20,000	NCL Corp. Ltd., 5.875%, 3/15/2026	15,709
1,605,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,260,679
165,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	121,807
310,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	227,850
780,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	630,511
1,495,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	1,193,077
265,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	230,735
335,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	297,266

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Leisure – continued
$550,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	$442,750
295,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	253,730

		6,297,776

	Lodging – 1.7%
380,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	310,138
725,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	623,500
205,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	170,073
720,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	626,963
1,015,000	Travel & Leisure Co., 4.500%, 12/01/2029, 144A	827,053
345,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	286,098
5,000	Travel & Leisure Co., 6.000%, 4/01/2027	4,745
365,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	357,066

		3,205,636

	Media Entertainment – 2.1%
230,000	Clear Channel International BV, 6.625%, 8/01/2025, 144A	219,467
200,000	CMG Media Corp., 8.875%, 12/15/2027, 144A	150,540
270,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	222,075
555,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	65,213
310,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	2,325
840,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	684,046
400,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	368,000
690,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	586,795
45,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	41,967
95,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	92,150
305,000	Netflix, Inc., 5.875%, 2/15/2025	308,843
55,000	Netflix, Inc., 6.375%, 5/15/2029	56,611

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$115,000	Nexstar Media, Inc., 5.625%, 7/15/2027, 144A	$105,496
150,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	117,742
400,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	326,245
265,000	Stagwell Global LLC, 5.625%, 8/15/2029, 144A	218,463
280,000	Warnermedia Holdings, Inc., 3.755%, 3/15/2027, 144A	252,711
145,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032, 144A	119,555

		3,938,244

	Metals & Mining – 3.3%
405,000	Alcoa Nederland Holding BV, 5.500%, 12/15/2027, 144A	390,283
270,000	ATI, Inc., 4.875%, 10/01/2029	238,607
325,000	ATI, Inc., 5.875%, 12/01/2027	310,793
305,000	Cia de Minas Buenaventura SAA, 5.500%, 7/23/2026, 144A	261,559
565,000	Cleveland-Cliffs, Inc., 6.750%, 3/15/2026, 144A	566,412
350,000	Commercial Metals Co., 4.125%, 1/15/2030	309,700
460,000	First Quantum Minerals Ltd., 6.500%, 3/01/2024, 144A	450,002
2,605,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	2,466,991
475,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	478,294
785,000	Novelis Corp., 4.750%, 1/30/2030, 144A	695,954
76,000	United States Steel Corp., 6.875%, 3/01/2029	73,769
90,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	77,539

		6,319,903

	Midstream – 4.7%
175,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029, 144A	159,992
285,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 7.875%, 5/15/2026, 144A	288,496
545,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	540,942
360,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	316,438
185,000	Buckeye Partners LP, 5.600%, 10/15/2044	135,088

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$130,000	Buckeye Partners LP, 5.850%, 11/15/2043	$96,860
360,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	306,490
260,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	227,113
275,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	252,315
50,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	41,357
250,000	DCP Midstream Operating LP, 5.375%, 7/15/2025	247,675
540,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	536,501
325,000	EnLink Midstream LLC, 6.500%, 9/01/2030, 144A	321,653
15,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045	11,367
320,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	263,925
100,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	89,416
167,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	161,154
470,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	449,202
95,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	71,210
575,000	EQM Midstream Partners LP, 7.500%, 6/01/2027, 144A	563,074
135,000	EQM Midstream Partners LP, 7.500%, 6/01/2030, 144A	130,075
275,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	250,153
490,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	451,035
330,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	282,124
245,000	Holly Energy Partners LP/Holly Energy Finance Corp., 6.375%, 4/15/2027, 144A	240,711
330,000	NuStar Logistics LP, 5.750%, 10/01/2025	317,240
265,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	225,245
220,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	192,434
495,000	Targa Resources Corp., 5.200%, 7/01/2027	485,165
70,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	63,207
50,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2028	47,698

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	$343,436
80,000	Western Midstream Operating LP, 4.500%, 3/01/2028	73,400
275,000	Western Midstream Operating LP, 4.750%, 8/15/2028	251,155
270,000	Western Midstream Operating LP, 5.300%, 3/01/2048	222,001
190,000	Western Midstream Operating LP, 5.500%, 2/01/2050	156,522

		8,811,869

	Non-Agency Commercial Mortgage-Backed Securities – 2.4%
96,223	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 7.818%, 11/15/2031, 144A(a)	80,577
336,781	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 8.818%, 11/15/2031, 144A(a)	215,472
590,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.941%, 5/10/2047, 144A(b)	477,900
405,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	351,619
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	461,946
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.154%, 8/10/2044, 144A(b)	82,775
935,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.154%, 8/10/2044, 144A(b)	387,186
100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.078%, 7/10/2046, 144A(b)	87,808
170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.686%, 6/10/2047, 144A(b)	150,296
465,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046, 144A(b)	433,843
275,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.211%, 6/15/2044, 144A(b)	206,061
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.282%, 10/15/2030, 144A(b)	212,548
106,361	Starwood Retail Property Trust, Series 2014-STAR, Class A, 1-month LIBOR + 1.470%, 5.788%, 11/15/2027, 144A(a)	73,655
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 7.818%, 11/15/2027, 144A(a)(h)	86,063
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 8.718%, 11/15/2027, 144A(a)(h)	33,264
325,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	200,699
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.134%, 11/15/2059(b)	110,353
484,178	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.378%, 3/15/2044, 144A(b)	192,993
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 4.844%, 6/15/2044, 144A(b)	164,861

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.357%, 12/15/2045(b)	$474,209
96,513	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.651%, 6/15/2045, 144A(b)	2,172

		4,486,300

	Oil Field Services – 1.1%
260,000	Nabors Industries, Inc., 7.375%, 5/15/2027, 144A	254,758
180,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	167,581
30,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	29,025
125,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	124,329
434,000	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	425,217
708,750	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	689,699
54,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	53,194
395,000	Weatherford International Ltd., 8.625%, 4/30/2030, 144A	379,322
15,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	15,301

		2,138,426

	Packaging – 0.2%
259,274	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(e)	180,334
170,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	141,839

		322,173

	Pharmaceuticals – 3.6%
1,945,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028, 144A	1,237,101
915,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	438,889
285,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027, 144A	196,545
385,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	324,416
445,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A(f)	23,363
65,000	Endo Luxembourg Finance Co. I. S.a.r.l./Endo U.S., Inc., 6.125%, 4/01/2029, 144A	49,311
280,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	241,772
490,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	424,281

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$485,000	Perrigo Finance Unlimited Co., 4.400%, 6/15/2030	$413,228
230,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	202,185
1,400,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,224,300
3,200,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,956,561

		6,731,952

	Property & Casualty Insurance – 0.8%
400,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	326,892
440,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	373,185
339,426	Ardonagh Midco 2 PLC, 12.750% PIK or 11.500% Cash, 1/15/2027, 144A(e)	320,656
255,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	209,874
275,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	234,047

		1,464,654

	Refining – 0.4%
120,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	125,075
590,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	542,800

		667,875

	REITs - Hotels – 0.3%
380,000	Service Properties Trust, 4.750%, 10/01/2026	299,041
330,000	Service Properties Trust, 7.500%, 9/15/2025	314,465

		613,506

	REITs - Mortgage – 0.2%
185,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	155,406
265,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	248,978

		404,384

	Restaurants – 0.8%
875,000	1011778 B.C. ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	782,727
230,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	193,453
415,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 6/01/2027, 144A	398,400

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Restaurants – continued
$205,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	$171,175

		1,545,755

	Retailers – 1.8%
306,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	269,402
355,000	Asbury Automotive Group, Inc., 4.625%, 11/15/2029, 144A	299,137
99,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	82,799
145,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	134,654
310,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	275,559
275,000	Carvana Co., 4.875%, 9/01/2029, 144A	105,947
480,000	Carvana Co., 5.500%, 4/15/2027, 144A	190,168
480,000	Dillard’s, Inc., 7.000%, 12/01/2028	475,104
80,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	67,714
130,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	108,749
200,000	Michaels Cos., Inc. (The), 7.875%, 5/01/2029, 144A	133,634
275,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	257,748
310,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	291,150
525,000	Sonic Automotive, Inc., 4.625%, 11/15/2029, 144A	420,372
345,000	Sonic Automotive, Inc., 4.875%, 11/15/2031, 144A	271,234

		3,383,371

	Supermarkets – 0.2%
335,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027, 144A	311,171

	Technology – 5.4%
575,000	Broadcom, Inc., 4.300%, 11/15/2032	506,771
445,000	Clarivate Science Holdings Corp., 4.875%, 7/01/2029, 144A	378,406
135,000	Cloud Software Group Holdings, Inc., 6.500%, 3/31/2029, 144A	113,708
435,000	Coherent Corp., 5.000%, 12/15/2029, 144A	375,157
2,365,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,606,312

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$160,000	Dun & Bradstreet Corp. (The), 5.000%, 12/15/2029, 144A	$136,922
540,000	Elastic NV, 4.125%, 7/15/2029, 144A	436,158
850,000	Endurance International Group Holdings, Inc., 6.000%, 2/15/2029, 144A	553,248
140,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	120,255
475,000	Gen Digital, Inc., 6.750%, 9/30/2027, 144A	465,500
530,000	Global Payments, Inc., 4.950%, 8/15/2027	514,101
250,000	GoTo Group, Inc., 5.500%, 9/01/2027, 144A	134,455
250,000	Iron Mountain, Inc., 4.500%, 2/15/2031, 144A	205,485
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	645,428
730,000	Micron Technology, Inc., 6.750%, 11/01/2029	741,517
230,000	NCR Corp., 5.000%, 10/01/2028, 144A	196,083
330,000	NCR Corp., 5.125%, 4/15/2029, 144A	275,987
25,000	NCR Corp., 5.250%, 10/01/2030, 144A	20,625
195,000	NCR Corp., 5.750%, 9/01/2027, 144A	186,600
365,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029, 144A	344,013
755,000	Open Text Corp., 3.875%, 12/01/2029, 144A	607,162
465,000	Open Text Corp., 6.900%, 12/01/2027, 144A	465,000
130,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	118,551
130,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	120,520
135,000	Sabre GLBL, Inc., 11.250%, 12/15/2027, 144A	139,013
100,000	Seagate HDD Cayman, 4.875%, 6/01/2027	93,221
145,000	Sensata Technologies, Inc., 3.750%, 2/15/2031, 144A	119,283
80,000	Sensata Technologies, Inc., 4.375%, 2/15/2030, 144A	69,640
170,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	159,187
100,000	Western Digital Corp., 3.100%, 2/01/2032	71,877
130,000	Western Digital Corp., 4.750%, 2/15/2026	122,424

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$222,000	Ziff Davis, Inc., 4.625%, 10/15/2030, 144A	$187,852

		10,230,461

	Treasuries – 2.7%
2,840,000	U.S. Treasury Note, 0.125%, 2/28/2023	2,821,055
2,225,000	U.S. Treasury Note, 0.125%, 3/31/2023	2,202,213

		5,023,268

	Wireless – 2.7%
1,285,000	Altice France S.A., 5.125%, 1/15/2029, 144A	966,206
610,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	561,200
315,000	IHS Holding Ltd., 5.625%, 11/29/2026, 144A	260,032
300,000	IHS Holding Ltd., 6.250%, 11/29/2028, 144A	241,968
225,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027	197,833
479,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	454,274
445,000	SBA Communications Corp., 3.875%, 2/15/2027	402,064
2,515,000	SoftBank Group Corp., 4.625%, 7/06/2028	2,064,916

		5,148,493

	Wirelines – 1.4%
220,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	191,930
690,000	Frontier Communications Holdings LLC, 5.875%, 10/15/2027, 144A	640,713
225,000	Frontier Communications Holdings LLC, 8.750%, 5/15/2030, 144A	228,769
455,000	Iliad Holding SASU, 6.500%, 10/15/2026, 144A	421,991
450,000	Level 3 Financing, Inc., 3.625%, 1/15/2029, 144A	329,508
155,000	Level 3 Financing, Inc., 4.250%, 7/01/2028, 144A	122,094
100,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	75,570
265,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	215,154
475,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	380,000

		2,605,729

	Total Non-Convertible Bonds (Identified Cost $194,862,690)	164,315,400

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Convertible Bonds – 5.0%
	Airlines – 0.6%
$865,000	Southwest Airlines Co., 1.250%, 5/01/2025	$1,038,865

	Cable Satellite – 1.5%
240,000	DISH Network Corp., Zero Coupon, 0.000%-9.514%, 12/15/2025(i)	153,626
4,345,000	DISH Network Corp., 3.375%, 8/15/2026	2,722,143

		2,875,769

	Consumer Cyclical Services – 0.3%
660,000	Uber Technologies, Inc., Zero Coupon, 0.000%-1.922%, 12/15/2025(i)	557,429
55,000	Zillow Group, Inc., 1.375%, 9/01/2026	55,413

		612,842

	Consumer Products – 0.0%
50,000	Beauty Health Co. (The), 1.250%, 10/01/2026, 144A	37,800

	Gaming – 0.1%
115,000	Penn Entertainment, Inc., 2.750%, 5/15/2026	169,510

	Healthcare – 0.8%
225,000	Lantheus Holdings, Inc., 2.625%, 12/15/2027, 144A	226,553
1,655,000	Teladoc Health, Inc., 1.250%, 6/01/2027	1,271,362

		1,497,915

	Leisure – 0.2%
570,000	NCL Corp. Ltd., 1.125%, 2/15/2027	390,416

	Media Entertainment – 0.1%
315,000	Bilibili, Inc., 0.500%, 12/01/2026	231,525

	Pharmaceuticals – 1.2%
335,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	355,535
1,330,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	1,429,166
495,000	Livongo Health, Inc., 0.875%, 6/01/2025	433,313

		2,218,014

	Technology – 0.2%
235,000	RingCentral, Inc., Zero Coupon, 7.146%-8.016%, 3/15/2026(i)	184,475

Principal Amount	Description	Value (†)

Bonds and Notes – continued
Convertible Bonds – continued
	Technology – continued
$195,000	Unity Software, Inc., Zero Coupon, 7.449%-7.662%, 11/15/2026(i)	$145,957
65,000	Wolfspeed, Inc., 0.250%, 2/15/2028, 144A	56,193
85,000	Wolfspeed, Inc., 1.875%, 12/01/2029, 144A	76,543

		463,168

	Total Convertible Bonds (Identified Cost $12,435,491)	9,535,824

	Total Bonds and Notes (Identified Cost $207,298,181)	173,851,224

Collateralized Loan Obligations – 1.5%
670,000	AIG CLO LLC, Series 2021-2A, Class E, 3-month LIBOR + 6.500%, 10.743%, 7/20/2034, 144A(a)	599,541
250,000	Battalion CLO XVI Ltd., Series 2019-16A, Class ER, 3-month LIBOR + 6.600%, 10.843%, 12/19/2032, 144A(a)	216,512
665,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 10.493%, 7/02/2035, 144A(a)	601,756
530,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 10.129%, 10/15/2034, 144A(a)	477,280
340,000	Palmer Square CLO Ltd., Series 2021-3A, Class E, 3-month LIBOR + 6.150%, 10.229%, 1/15/2035, 144A(a)	306,167
275,000	PPM CLO Ltd., Series 2021-5A, Class E, 3-month LIBOR + 6.500%, 10.694%, 10/18/2034, 144A(a)	230,330
320,000	Whetstone Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.150%, 10.393%, 1/20/2035, 144A(a)	273,738

	Total Collateralized Loan Obligations (Identified Cost $3,050,000)	2,705,324

Shares
Preferred Stocks – 0.7%
Convertible Preferred Stocks – 0.7%
	Technology – 0.2%
11,038	Clarivate PLC, Series A, 5.250%	418,119

	Wireless – 0.5%
778	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A	890,048

	Total Convertible Preferred Stocks (Identified Cost $1,713,063)	1,308,167

	Total Preferred Stocks (Identified Cost $1,713,063)	1,308,167

Common Stocks – 0.2%
	Energy Equipment & Services – 0.0%
11,343	McDermott International Ltd.(j)	3,630

Shares	Description	Value (†)
Common Stocks – continued
	Media – 0.2%
68,328	Altice USA, Inc., Class A(j)	$314,309

	Oil, Gas & Consumable Fuels – 0.0%
2,801	Battalion Oil Corp.(j)	27,197

	Professional Services – 0.0%
265	Clarivate PLC(j)	2,210

	Wireless Telecommunication Services – 0.0%
485	T-Mobile US, Inc.(j)	67,900

	Total Common Stocks (Identified Cost $1,640,699)	415,246

Warrants – 0.0%
35	Guaranteed Rate, Inc., Expiration on 12/31/2060(h)(j)	—
22,710	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(h)(j)	81
25,233	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(h)(j)	25

	Total Warrants (Identified Cost $35,226)	106

Principal Amount
Short-Term Investments – 6.1%
$7,651,311	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/30/2022 at 1.800% to be repurchased at $7,652,841 on 1/03/2023 collateralized by $8,920,100 U.S. Treasury Note, 1.250% due 3/31/2028 valued at $7,804,392 including accrued interest(k)	7,651,311
3,935,000	U.S. Treasury Bills, 4.307%, 3/30/2023(l)	3,894,690

	Total Short-Term Investments (Identified Cost $11,545,824)	11,546,001

	Total Investments – 100.4% (Identified Cost $225,282,993)	189,826,068
	Other assets less liabilities – (0.4)%	(670,414)

	Net Assets – 100.0%	$189,155,654

(†)

Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund’s Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.

Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.

Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s net asset value (“NAV”) is calculated. Fair valuation by the Fund’s valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of December 31, 2022 is disclosed.
(b)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of December 31, 2022 is disclosed.

(c)	Perpetual bond with no specified maturity date.
(d)	Payment-in-kind security for which the issuer, at each interest payment date, makes interest payments in additional principal.
(e)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were made during the period.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Securities subject to restriction on resale. At December 31, 2022, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
CFLD Cayman Investment Ltd.	10/04/2021	$152,000	$45,456	Less than 0.1%
CFLD Cayman Investment Ltd.	3/11/2020	64,000	22,928	Less than 0.1%
CFLD Cayman Investment Ltd.	10/06/2021	86,100	24,374	Less than 0.1%

(h)	Level 3 security. Value has been determined using significant unobservable inputs.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(j)	Non-income producing security.
(k)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2022, the value of Rule 144A holdings amounted to $117,125,617 or 61.9% of net assets.

ABS	Asset-Backed Securities
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$198,817	$—	$198,817
Non-Agency Commercial Mortgage-Backed Securities	—	4,366,973	119,327	4,486,300
All Other Non-Convertible Bonds*	—	159,630,283	—	159,630,283

Total Non-Convertible Bonds	—	164,196,073	119,327	164,315,400

Convertible Bonds*	—	9,535,824	—	9,535,824

Total Bonds and Notes	—	173,731,897	119,327	173,851,224

Collateralized Loan Obligations	—	2,705,324	—	2,705,324
Preferred Stocks
Technology	418,119	—	—	418,119
Wireless	—	890,048	—	890,048

Total Preferred Stocks	418,119	890,048	—	1,308,167

Common Stocks*	415,246	—	—	415,246
Warrants	—	—	106	106
Short-Term Investments	—	11,546,001	—	11,546,001

Total	833,365	188,873,270	119,433	189,826,068

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2022 and/or December 31, 2022:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2022
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Non-Agency Commercial Mortgage-Backed Securities	129,288	—	—	(9,961)	—	—	—	—	119,327	(9,961)
Warrants	107	—	—	(1)	—	—	—	—	106	(1)

Total	$129,395	$—	$—	$(9,962)	$—	$—	$—	$—	$119,433	$(9,962)

Industry Summary at December 31, 2022 (Unaudited)

Cable Satellite	9.6%
Independent Energy	6.9
Technology	5.8
Pharmaceuticals	4.8
Midstream	4.7
Finance Companies	3.9
Gaming	3.8
Leisure	3.5
Metals & Mining	3.3
Consumer Cyclical Services	3.3
Wireless	3.2
Healthcare	2.9
Banking	2.8
Automotive	2.7
Treasuries	2.7
Building Materials	2.6
Non-Agency Commercial Mortgage-Backed Securities	2.4
Media Entertainment	2.2
Other Investments, less than 2% each	21.7
Short-Term Investments	6.1
Collateralized Loan Obligations	1.5

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%